Investment Strategy	Jul. 29, 2026
CYBER HORNET S&P 500(R)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of 500 U.S. companies chosen for market size, liquidity, and industry grouping, among other factors. In some instances, one or more of the 500 companies may have more than one share class included in the Index. Overall Fund positions will be typically assessed and if necessary rebalanced quarterly and at other intervals as the Adviser deems appropriate, bearing in mind that the Index is also typically rebalanced quarterly, in order to seek to achieve the Fund’s investment objective.

The Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and include companies from 11 different industry sectors. The weight of each company’s stock in the Index is typically proportionate to the company’s market capitalization. As a result, companies with the largest market capitalizations will tend to have the highest weights within the Index.

As of June 30, 2026, the minimum threshold for adding companies to the Index was a market capitalization of $22.7 billion or higher, and the average market capitalization of the 500 companies was $1133.6 billion. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its net assets and borrowings for investment purposes in securities of issuers included in the Index. Under normal circumstances, the Adviser expects the Fund to invest the remaining portion of its portfolio, which may be up to 20% of the Fund’s net assets and borrowings, in: (i) securities that have economic characteristics similar to securities of the companies within the Index, or are intended to track the performance of the Index as a whole (which may include securities of other investment companies, such as exchange-traded funds), or (ii) cash, cash equivalents and U.S. Government securities. In certain situations where, for example, the Fund’s access to certain issuers is, in the Adviser’s view, limited, the Fund may not hold securities of all of the companies within the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. As of the date of this Prospectus, a significant portion of the Fund’s assets were invested in the information technology sector, although this may change from time to time. The Fund may become non-diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of an Index rebalance or market movement.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets and borrowings for investment purposes in securities of issuers included in the Index.
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Bitcoin Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Bitcoin so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Bitcoin Index. The Index is rebalanced monthly and accordingly the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies that are included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The Index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500® Index, holding each stock in proportion similar to its weighting in the S&P 500® Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500® Index in anticipation of their removal from the S&P 500® Index or buy investments not yet represented in the Index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

Bitcoin

Under normal conditions, the Fund will invest directly in Bitcoin so that the total value of Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. The Fund will invest directly in Bitcoin through a subsidiary company, Cyber Hornet BBB, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Bitcoin by investing in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Bitcoin (collectively, the “Bitcoin ETPs”), although the Fund expects that its ETP exposure will generally be less than 10% of its assets, Such exposure seeks to track, before fees and expenses, the performance of the S&P Bitcoin Index. The S&P Bitcoin Index is designed to track the performance of the digital asset Bitcoin. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investments in Bitcoin and Bitcoin ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Bitcoin on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Bitcoin on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Bitcoin held directly by the Fund is maintained at a qualified custodian. The custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s Bitcoin offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The ownership of Bitcoin is determined by participants in a decentralized, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software, commonly referred to as the “Bitcoin Protocol.” The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the markets created to facilitate the trading of Bitcoin. Ownership and the ability to transfer or take other actions with respect to Bitcoin is protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol which limits both the total amount of Bitcoin that will be produced to 21 million and the rate at which it is released into the network.

The Fund may invest in Bitcoin ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Bitcoin.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies that are included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Solana 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Solana Reference Price Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Solana (SOL) so that the total value of the Solana (SOL) to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Solana Reference Price Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in a similar proportion as its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

Solana

Under normal conditions, the Fund will invest directly in Solana (SOL) so that the total value of the Solana (SOL) to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in Solana (SOL) through a wholly-owned subsidiary company, Cyber Hornet SSS, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Solana by investing in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Solana (SOL) (collectively “Solana ETPs”), although the Fund expects that its ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Solana Reference Price Index. The S&P Solana Reference Price Index tracks the performance of the digital asset Solana. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in Solana (SOL) and Solana ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Solana (SOL) on exchanges such as BitGo and Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Solana (SOL) on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Solana held directly by the Fund are maintained at a qualified custodian. The custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s Solana offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The Fund may invest in Solana ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Solana (SOL).

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Ethereum 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising two underlying indexes, a 75% weight in the S&P 500® Index and a 25% weight in the S&P Ethereum Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Ether so that the total value of the Ether to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Ethereum Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in proportion similar to its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

Ether

Under normal conditions, the Fund will invest directly in Ether so that the total value of the Ether to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in Ether through a wholly-owned subsidiary company, Cyber Hornet EEE, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Ether by investing in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Ether (collectively, “Ethereum ETPs”), although the Fund expects that its ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Ethereum Index. The S&P Ethereum Index is designed to track the performance of the digital asset Ethereum. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in Ether and Ethereum ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Ether on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Ether on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Ether held directly by the Fund is maintained at a qualified custodian. The custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s Ether offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The Ethereum Protocol determines the supply of Ether. No single entity owns or operates the Ethereum Network.

The Fund may invest in Ethereum ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Ether.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P XRP 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P XRP Reference Price Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in XRP so that the total value of the XRP to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P XRP Reference Price Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in a similar proportion as its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

XRP

Under normal conditions, the Fund will invest directly in XRP so that the total value of the XRP to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in XRP through a wholly-owned subsidiary company, Cyber Hornet XRP, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to XRP by investing in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to XRP (collectively “XRP ETPs”), although the Fund expects that its ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P XRP Reference Price Index. The S&P XRP Reference Price Index is designed to track the performance of the digital asset XRP by Ripple Labs. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in XRP and XRP ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell XRP on exchanges such as BitGo and Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of XRP on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

XRP held directly by the Fund are maintained at a qualified custodian. The custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s XRP offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of XRP is not backed by any government, corporation, or other identified body. Instead, its value is partly determined by the supply and demand in markets created to facilitate trading of XRP. Ownership and transaction records for XRP are protected through public-key cryptography. The XRP protocol determines the supply of XRP. No single entity owns or operates the XRP Ledger.

The Fund may invest in XRP ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to XRP.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Cryptocurrency Top 10 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Cryptocurrency Top 10 Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest in the top 10 cryptocurrencies included in the Index and Cryptocurrency ETPs (defined below), so that the total value of the top 10 cryptocurrencies to which the Fund has economic exposure is approximately 25% of the assets in the Fund. The S&P Cryptocurrency Top 10 Index includes the top 10 cryptocurrencies by market capitalization, subject to eligibility criteria determined by S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”). S&P DJI compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Cryptocurrency Top 10 Index. For more information on the constituents of the S&P Cryptocurrency Top 10 Index, see “Additional Information About the Fund’s Investment Objective and Strategies.”

The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made to reduce tracking error and enhance after-fee performance relative to the Index. The Fund will not utilize leverage beyond what may be inherent in cryptocurrency futures contracts.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in proportion similar to its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain exchange-traded funds (“ETFs”), to implement its investment strategy.

Cryptocurrency

Under normal conditions, the Fund invests about 25% of its assets directly in the top 10 cryptocurrencies by market capitalization, as determined by the Index Provider, through direct spot investment in the cryptocurrencies in the Index. The Fund expects to hold most of this exposure directly in spot cryptocurrency through a wholly-owned subsidiary company, Cyber Hornet ZZZ, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to the cryptocurrencies in the Index by investing in shares of other ETFs and exchange-traded products (“ETPs”), which provide exposure to cryptocurrency (collectively, “Cryptocurrency ETPs”), although the Fund expects that its ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Cryptocurrency Top 10 Index, which is designed to track the performance of the top 10 cryptocurrencies by market capitalization from the S&P Cryptocurrency Broad Digital Market Index. However, changes in the relative value of the Fund’s assets between monthly rebalances could cause the Fund’s investment in cryptocurrency and Cryptocurrency ETPs to represent more than 25% of the Fund’s assets.

The Fund will generally purchase and sell cryptocurrency on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The prices of these various cryptocurrencies on these exchanges and over-the-counter markets have a limited history, are volatile, and are subject to the influence of many factors, including operational interruptions. The Adviser selects trading venues based on factors including regulatory compliance, operational reliability, liquidity, and transaction costs.

Cryptocurrencies held directly by the Fund are maintained at a qualified custodian. The Custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s cryptocurrencies offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of most cryptocurrencies are not backed by any government, corporation, or other identified body. Instead, each cryptocurrency’s value is determined in part by the supply and demand in markets created to facilitate the trading of that cryptocurrency. Ownership and transaction records for each cryptocurrency are protected through public-key cryptography. Each cryptocurrency has a protocol that determines its supply. However, there are some backed by corporations or other identified bodies, such as non-profit organizations or decentralized autonomous organizations. The Fund values its cryptocurrency holdings daily using aggregated transaction prices from multiple cryptocurrency trading platforms during a specified observation window. If this pricing source is unavailable or the Adviser determines it does not accurately reflect cryptocurrency values, the Adviser may fair value the cryptocurrencies using alternative pricing sources or methodologies in accordance with the Fund’s valuation procedures.

To gain cryptocurrency exposure, the Fund may invest in Cryptocurrency ETPs that invest directly in, or provide exposure to, one or more of the top 10 cryptocurrencies in the Index. The Fund may invest in spot cryptocurrency ETFs whose securities are registered and publicly available or cryptocurrency futures ETFs that are registered investment companies. Selection Criteria. The Adviser selects Cryptocurrency ETPs based on:

●	Whether the ETP provides exposure to cryptocurrencies included in the Index

●	Liquidity and trading volume of the ETP’s shares

●	The ETP’s expense ratio and fee structure

●	The ETP’s tracking accuracy relative to the underlying cryptocurrency

●	Regulatory status and operational reliability of the ETP and its sponsor

Eligible Assets Criteria

The Fund will only invest in cryptocurrencies that satisfy the Adviser’s Eligible Asset criteria. A cryptocurrency qualifies as an “Eligible Asset” if it satisfies the following requirements:

(1)	Index Universe Requirement: The cryptocurrency must be included in the S&P Cryptocurrency Top 10 Index, the S&P Cryptocurrency Broad Digital Market Index, or successor indices maintained by S&P Dow Jones Indices LLC; AND

(2)	Regulatory or Market Structure Requirement: The cryptocurrency must satisfy at least one of the following:

(a)	Generic Listing Standards Eligibility: The cryptocurrency is eligible under the generic listing standards applicable to passively-managed cryptocurrency exchange-traded products as adopted by NASDAQ or another national securities exchange pursuant to SEC approval;

(b)	Existing ETP/ETF: The cryptocurrency constitutes, or is eligible to constitute, the underlying cryptocurrency for one or more exchange-traded products or exchange-traded funds registered with the Securities and Exchange Commission under the Securities Act of 1933 or the Investment Company Act of 1940; OR

(c)	Futures Trading: The cryptocurrency underlies a futures contract that has been made available to trade on a designated contract market regulated by the Commodity Futures Trading Commission for at least six consecutive months.

The Adviser continuously monitors the qualification status of Index constituents and publishes the current list of Eligible Assets on the Fund’s website at www.cyberhornets.com. The list is updated quarterly, following each Index rebalancing, and as qualification status changes occur. For more information on how the Adviser handles portfolio construction when index constituents do not qualify, see “Eligible Assets Framework – Additional Information” in the prospectus.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests about 25% of its assets directly in the top 10 cryptocurrencies by market capitalization, as determined by the Index Provider, through direct spot investment in the cryptocurrencies in the Index.